Goodwill and Intangible Assets, net - Additional Information (Details) - USD ($) $ in Millions	3 Months Ended		6 Months Ended		12 Months Ended
	Jun. 30, 2022	Jun. 30, 2021	Jun. 30, 2022	Jun. 30, 2021	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Goodwill and Intangible Assets Disclosure [Abstract]
Amortization expense	$ 0.8	$ 0.2	$ 1.3	$ 0.3	$ 1.2	$ 0.5	$ 0.5
Future amortization expense for the remainder of 2021	1.7		1.7
Future amortization expense per year thereafter	$ 3.4		$ 3.4		$ 1.8